LOANS (Schedule of Risk Category of Loans) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 177,539	$ 182,086
Pass [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	171,409	176,970
Special Mention [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,331	1,799
Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2,799	3,317
Doubtful [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total
Not Rated [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total
One to four Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	132,462	141,307
One to four Family [Member] | Pass [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	127,376	137,968
One to four Family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,290	954
One to four Family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,796	2,385
One to four Family [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total
One to four Family [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total
Multi-family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,020	985
Multi-family [Member] | Pass [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,020	985
Multi-family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total
Multi-family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total
Multi-family [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total
Multi-family [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total
Commercial real estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	16,763	16,333
Commercial real estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	16,302	14,654
Commercial real estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total		810
Commercial real estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	461	869
Commercial real estate [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total
Commercial real estate [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total
Construction and land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,840	3,095
Construction and land [Member] | Pass [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,409	3,095
Construction and land [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total
Construction and land [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	431
Construction and land [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total
Construction and land [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	5,509	4,895
Commercial and Industrial [Member] | Pass [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	5,509	4,895
Commercial and Industrial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total
Commercial and Industrial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total
Commercial and Industrial [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total
Commercial and Industrial [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total
Home equity loans and lines of credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	5,872	5,911
Home equity loans and lines of credit [Member] | Pass [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	5,832	5,874
Home equity loans and lines of credit [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	34	15
Home equity loans and lines of credit [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	6	22
Home equity loans and lines of credit [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total
Home equity loans and lines of credit [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total
Motor vehicle [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,015	6,968
Motor vehicle [Member] | Pass [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,983	6,907
Motor vehicle [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	7	20
Motor vehicle [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	25	41
Motor vehicle [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total
Motor vehicle [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total
Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,058	2,592
Other [Member] | Pass [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2,978	2,592
Other [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total
Other [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	80
Other [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total
Other [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total